OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS
15.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Deferred costs	5,671	3,750	596
Deposits– long-term*	40,000	71,660	11,386
Others	6,196	11,321	1,798

	51,867	86,731	13,780

*	On February 26 and March 8, 2010, the Group made interest-free performance security deposits amounting to RMB40,000 to Weifang Hospital, for management services to be rendered to Weifang positron emission tomography/computed tomography (“PET-CT”) center (RMB30,000) and Linear accelerators (“LAC”) center (RMB10,000). The deposit for PET-CT center is refundable in seven annual installments, at RMB3,000 each, starting 2013, with the remaining RMB9,000 to be repaid at the end of contract term subject to fulfillment of a profit guarantee under which Weifang hospital is entitled to an annual profit of RMB3,000. The deposit for LAC center will be refundable at the termination of service contract by March 31, 2012.

On June 21, 2011, the Group made interest-free financing deposits amounting to RMB23,608 (US$3,751) to Changhai Hospital, for the CyberKnife Robotic Radiosurgery System. The deposit for the center is refundable in monthly installments for the following 15 years.

On September 1, 2011, the Group made interest-free performance security deposits amounting to RMB9,500 (US$1,509) to Hanzhong 3201 Hospital, for management services to be rendered. The deposit is refundable in monthly installments starting from September 1, 2011 till May 31, 2020. At December 31, 2011 the outstanding balance was RMB8,052 (US$1,279).